Note 20 - Segment Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
20.	SEGMENT INFORMATION

The Company does not identify or allocate assets by operating segment, nor does the chief operating decision maker (“CODM”) evaluate operating segments using discrete as set information. The Company does not have inter-segment revenue, and, accordingly, there is none to be reported. The Company does not allocate gains and losses from interest and other income, or income taxes to operating segments. The accounting policies for segment reporting are the same as for the Company as a whole.

Revenues by geographic region are based on the location to which our products or services are delivered and were as follows:

(In Thousands)

	Years Ended December 31
	2021	2020	2019

China	$88,103	$70,306	$52,233
Singapore	2,598	1,216	648
Taiwan	2,325	2,579	2,016
Malaysia	2,138	1,895	1,287
Korea	2,109	719	950
Philippines	2,005	333	241
Japan	1,544	1,189	1,354
U.S.A.	23	22	2,077
Other	251	76	122

Total	$101,096	$78,335	$60,928

Revenues by product category were as follows:

(In Thousands)

	Years Ended December 31
	2021	2020	2019

Integrated Circuits
Analog	$55,924	$35,152	$23,901
Mixed-signal	45,113	43,113	34,944
Digital	14	-	3
Licensing revenue	45	70	2,080

Total	$101,096	$78,335	$60,928

For the years ended December 31, 2021, one customer accounted for 10% or more of revenues. For the years ended December 31, 2020 and 2019, two customers accounted for 10% or more of revenues. The percentage of revenues to these customers was as follows:

	Years Ended December 31
	2021	2020	2019

Customer A	15%	14%	14%
Customer B	8%	11%	12%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:

(In Thousands)

	December 31
	2021	2020	2019

Taiwan	$9,977	$8,859	$7,621
China	9,602	4,171	3,661
U.S.A.	3,814	4,138	4,015
Other	218	98	254

Total	$23,611	$17,266	$15,551